Note 6 - Government Relief Funding (Details Textual) - Payroll Protection Program Term Note [Member] $ in Millions	Apr. 11, 2020 USD ($)
Debt Instrument, Face Amount	$ 6.9
Debt Instrument, Interest Rate, Stated Percentage	1.00%